Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 01, 2023	Oct. 31, 2015	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2024	Oct. 31, 2017	Oct. 31, 2025	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000059523
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Corporate/Government Bond Fund
Accumulated Value		$ 10,000			$ 10,384		$ 10,536		$ 10,202	$ 11,224	$ 11,775	$ 11,891	$ 10,073	$ 10,174	$ 11,303	$ 11,890
C000059524
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Corporate/Government Bond Fund
Accumulated Value		10,000			10,327		10,428		10,045	11,003	11,475	11,530	9,723	9,771	10,801	11,302
C000059525
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Corporate/Government Bond Fund
Accumulated Value		100,000			104,090		105,875		102,776	113,326	119,180	120,651	102,412	103,674	115,544	121,847
C000087895
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Dynamic Macro Fund
Accumulated Value		10,000			9,715		10,316		9,643	10,419	10,315	11,616	10,048	11,135	13,172	13,920
C000087896
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Dynamic Macro Fund
Accumulated Value		10,000			9,645		10,167		9,426	10,104	9,924	11,100	9,532	10,486	12,306	12,903
C000087897
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Dynamic Macro Fund
Accumulated Value		100,000			97,452		103,772		97,146	105,254	104,419	117,937	102,366	113,623	134,682	142,665
C000059526
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Emerging Markets Stock Fund
Accumulated Value		10,000			10,684		13,607		11,057	12,493	13,827	16,505	10,518	11,409	13,677	17,343
C000059527
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Emerging Markets Stock Fund
Accumulated Value		10,000			10,610		13,411		10,815	12,132	13,319	15,777	9,984	10,743	12,784	16,079
C000059528
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Emerging Markets Stock Fund
Accumulated Value		100,000			107,130		136,795		111,386	126,188	139,990	167,521	107,074	116,371	139,922	177,723
C000131123
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Floating Rate Bond Fund
Accumulated Value		10,000			10,451		10,832		11,132	11,313	11,136	11,874	11,421	12,681	13,996	14,867
C000131124
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Floating Rate Bond Fund
Accumulated Value		10,000			10,387		10,720		10,962	11,098	10,870	11,519	11,037	12,180	13,375	14,153
C000131125
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Floating Rate Bond Fund
Accumulated Value		100,000			104,739		108,829		112,114	114,223	112,726	120,471	116,166	129,158	143,061	152,323
C000107185
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Focused Large Cap Growth Fund
Accumulated Value		10,000			9,416		11,421		13,360	15,610	22,336	29,735	17,953	22,606	32,473	38,648
C000107186
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Focused Large Cap Growth Fund
Accumulated Value		10,000			9,344		11,253		13,063	15,152	21,512	28,431	17,039	21,291	30,355	35,853
C000107187
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Focused Large Cap Growth Fund
Accumulated Value		100,000			94,338		114,782		134,571	157,702	226,128	301,825	182,702	230,590	332,092	396,291
C000059529
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham High Yield Bond Fund
Accumulated Value		10,000			10,521		11,344		11,226	12,146	12,563	13,730	12,222	13,202	15,089	16,146
C000059530
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham High Yield Bond Fund
Accumulated Value		10,000			10,465		11,245		11,085	11,921	12,273	13,352	11,817	12,702	14,449	15,388
C000059531
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham High Yield Bond Fund
Accumulated Value		100,000			105,395		114,025		113,111	122,637	127,224	139,362	124,202	134,621	154,324	165,512
C000131120
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham International Opportunity Bond Fund
Accumulated Value		10,000			10,477		10,525		10,071	10,674	10,457	10,834	8,600	9,579	10,965	11,669
C000131121
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham International Opportunity Bond Fund
Accumulated Value		10,000			10,419		10,411		9,920	10,451	10,192	10,506	8,298	9,199	10,479	11,090
C000131122
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham International Opportunity Bond Fund
Accumulated Value		100,000			105,026		105,733		101,431	107,808	105,859	110,021	87,440	97,647	112,046	119,604
C000059532
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham International Stock Fund
Accumulated Value		10,000			9,979		12,266		11,363	12,133	12,161	16,923	12,974	15,201	18,878	26,064
C000059533
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham International Stock Fund
Accumulated Value		10,000			9,905		12,083		11,113	11,775	11,718	16,183	12,318	14,320	17,642	24,180
C000059534
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham International Stock Fund
Accumulated Value		100,000			100,058		123,245		114,521	122,633	123,186	171,869	132,066	155,202	193,150	267,289
C000059511
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Large Cap Value Fund
Accumulated Value		10,000			10,143		11,926		12,139	13,474	12,621	18,336	16,836	16,599	21,936	24,643
C000059512
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Large Cap Value Fund
Accumulated Value		10,000			10,066		11,749		11,866	13,081	12,156	17,528	15,969	15,634	20,503	22,855
C000059513
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Large Cap Value Fund
Accumulated Value		100,000			101,735		119,882		122,251	136,154	127,774	186,153	171,333	169,377	224,381	252,630
C000059520
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Long/Short Credit Fund
Accumulated Value		10,000			9,781		10,836		11,727	12,321	12,811	13,293	12,918	13,164	13,771	14,302
C000059521
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Long/Short Credit Fund
Accumulated Value		10,000			9,705		10,671		11,454	11,951	12,338	12,708	12,257	12,393	12,867	13,278
C000059522
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Long/Short Credit Fund
Accumulated Value		100,000			98,084		108,949		118,262	124,539	129,806	135,001	131,529	134,364	141,057	146,849
C000066378
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Monthly Distribution Fund
Accumulated Value		10,000			10,153		10,829		10,758	11,005	11,016	11,154	11,250	11,399	12,199	13,173
C000066379
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Monthly Distribution Fund
Accumulated Value		10,000			10,074		10,661		10,515	10,674	10,603	10,660	10,670	10,730	11,394	12,213
C000066380
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Monthly Distribution Fund
Accumulated Value		100,000			101,783		108,825		108,376	111,139	111,513	113,233	114,457	116,274	124,777	135,016
C000059508
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Real Estate Stock Fund
Accumulated Value		10,000			10,560		10,917		10,837	13,417	13,380	17,725	11,012	9,767	13,233	12,087
C000059509
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Real Estate Stock Fund
Accumulated Value		10,000			10,479		10,746		10,585	13,017	12,877	16,933	10,435	9,186	12,357	11,201
C000059510
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Real Estate Stock Fund
Accumulated Value		100,000			105,830		109,608		109,085	135,441	135,417	179,840	111,945	99,533	135,245	123,829
C000059514
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Small Cap Growth Fund
Accumulated Value		10,000			9,788		12,925		14,960	15,146	20,750	30,902	19,297	18,941	25,079	28,924
C000059515
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Small Cap Growth Fund
Accumulated Value		10,000			9,718		12,735		14,633	14,699	20,000	29,556	18,328	17,856	23,438	26,845
C000059516
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Small Cap Growth Fund
Accumulated Value		100,000			98,124		129,916		150,734	152,977	210,156	313,823	196,398	193,331	256,531	296,664
C000059517
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Small Cap Value Fund
Accumulated Value		10,000			10,433		13,068		13,078	13,843	11,209	17,687	16,288	15,341	19,463	20,990
C000059518
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Small Cap Value Fund
Accumulated Value		10,000			10,353		12,867		12,786	13,434	10,792	16,895	15,452	14,443	18,188	19,465
C000059519
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham Small Cap Value Fund
Accumulated Value		100,000			104,578		131,371		131,781	139,879	113,562	179,608	165,869	156,559	199,135	215,296
C000241914
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham U.S. Enhanced Market Fund
Accumulated Value	$ 10,000		$ 9,900			$ 13,793		$ 16,722
C000241912
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham U.S. Enhanced Market Fund
Accumulated Value	10,000		9,864			13,646		16,402
C000241913
Account Value [Line Items]
Line Graph and Table Measure Name				Dunham U.S. Enhanced Market Fund
Accumulated Value	100,000		99,143			138,500		168,237
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,437		10,531		10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,437		10,531		10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		100,000			104,370		105,312		103,150	115,021	122,138	121,554	102,491	102,856	113,704	120,707
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index Net
Accumulated Value		10,000			10,205		12,572		12,507	14,082	14,770	20,277	16,230	17,934	23,816	29,208
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index Net
Accumulated Value		10,000			10,205		12,572		12,507	14,082	14,770	20,277	16,230	17,934	23,816	29,208
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderately Aggressive Portfolio Index
Accumulated Value		100,000			104,008		123,365		123,813	138,153	143,751	188,165	154,393	162,160	204,146	237,114
Morningstar Diversified Emerging Markets Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Diversified Emerging Markets Category
Accumulated Value		10,000			10,982		13,727		12,028	14,380	13,515	16,543	11,614	13,052	16,171	20,391
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Accumulated Value		10,000			10,927		13,817		12,087	13,521	14,636	17,119	11,807	13,083	16,394	20,971
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Accumulated Value		100,000			100,223		123,915		113,700	126,513	123,208	159,754	120,253	134,766	167,561	209,332
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,437		10,531		10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,437		10,531		10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		100,000			104,370		105,312		103,150	115,021	122,138	121,554	102,491	102,856	113,704	120,707
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,451		12,921		13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,451		12,921		13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000			104,509		129,207		138,699	158,569	173,967	248,623	212,297	233,830	322,725	391,957
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,437		10,531		10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,437		10,531		10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		100,000			104,370		105,312		103,150	115,021	122,138	121,554	102,491	102,856	113,704	120,707
Bloomberg Global Aggregate ex USD
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate ex USD
Accumulated Value		10,000			10,647		10,781		10,556	11,384	11,949	11,711	8,831	9,060	9,844	10,358
Bloomberg Global Aggregate ex USD
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate ex USD
Accumulated Value		10,000			10,647		10,781		10,556	11,384	11,949	11,711	8,831	9,060	9,844	10,358
Bloomberg Global Aggregate ex USD
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate ex USD
Accumulated Value		100,000			106,468		107,810		105,561	113,839	119,486	117,108	88,314	90,603	98,438	103,581
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Accumulated Value		10,000			10,022		12,391		11,370	12,651	12,321	15,975	12,025	13,477	16,756	20,933
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Accumulated Value		10,000			10,022		12,391		11,370	12,651	12,321	15,975	12,025	13,477	16,756	20,933
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Accumulated Value		100,000			100,223		123,915		113,700	126,513	123,208	159,754	120,253	134,766	167,561	209,332
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,451		12,921		13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,451		12,921		13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		100,000			106,370		125,284		129,086	143,561	132,700	190,765	177,417	177,655	232,686	258,626
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,437		10,531		10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,437		10,531		10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		100,000			104,370		105,312		103,150	115,021	122,138	121,554	102,491	102,856	113,704	120,707
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,451		12,921		13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,451		12,921		13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000			104,509		129,207		138,699	158,569	173,967	248,623	212,297	233,830	322,725	391,957
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,451		12,921		13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,451		12,921		13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000			104,509		129,207		138,699	158,569	173,967	248,623	212,297	233,830	322,725	391,957
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,451		12,921		13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,451		12,921		13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000			104,509		129,207		138,699	158,569	173,967	248,623	212,297	233,830	322,725	391,957
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,451		12,921		13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,451		12,921		13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		100,000			108,812		135,807		135,004	139,351	119,952	197,079	175,937	158,467	208,811	229,430
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,143			13,999		17,002
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,143			13,999		17,002
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	100,000		101,427			139,987		170,018
Morningstar Intermediate Core Plus Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Intermediate Core Plus Bond Category
Accumulated Value		10,000			10,567		10,800		10,781	11,191	11,472	11,700	9,977	10,169	11,506	11,971
Morningstar Intermediate Core Plus Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Intermediate Core Plus Bond Category
Accumulated Value		10,000			10,567		10,800		10,781	11,191	11,472	11,700	9,977	10,169	11,506	11,971
Morningstar Intermediate Core Plus Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Intermediate Core Plus Bond Category
Accumulated Value		100,000			105,672		108,001		107,808	111,914	114,723	116,996	99,774	101,688	115,062	119,705
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderately Aggressive Portfolio Index
Accumulated Value		10,000			10,401		12,336		12,381	13,815	14,375	18,816	15,439	16,216	20,415	23,711
Morningstar Tactical Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Tactical Allocation Category
Accumulated Value		10,000			10,297		11,712		11,638	12,430	12,285	15,585	13,463	13,747	16,713	19,040
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderately Aggressive Portfolio Index
Accumulated Value		10,000			10,401		12,336		12,381	13,815	14,375	18,816	15,439	16,216	20,415	23,711
Morningstar Tactical Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Tactical Allocation Category
Accumulated Value		10,000			10,297		11,712		11,638	12,430	12,285	15,585	13,463	13,747	16,713	19,040
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index Net
Accumulated Value		100,000			102,047		125,725		125,074	140,822	147,704	202,767	162,299	179,343	238,156	292,081
Morningstar Tactical Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Tactical Allocation Category
Accumulated Value		100,000			102,972		117,122		116,383	124,303	122,845	155,846	134,625	137,470	167,131	190,396
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Accumulated Value		10,000			10,927		13,817		12,087	13,521	14,636	17,119	11,807	13,083	16,394	20,971
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Accumulated Value		10,000			10,022		12,391		11,370	12,651	12,321	15,975	12,025	13,477	16,756	20,933
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Accumulated Value		10,000			10,022		12,391		11,370	12,651	12,321	15,975	12,025	13,477	16,756	20,933
Morningstar Diversified Emerging Markets Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Diversified Emerging Markets Category
Accumulated Value		10,000			10,982		13,727		12,028	14,380	13,515	16,543	11,614	13,052	16,171	20,391
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Accumulated Value		100,000			109,266		138,168		120,875	135,206	146,361	171,185	118,072	130,825	163,941	209,706
Morningstar Diversified Emerging Markets Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Diversified Emerging Markets Category
Accumulated Value		100,000			109,824		137,268		120,282	143,795	135,148	165,426	116,136	130,515	161,709	203,910
Morningstar LSTA US Leveraged Loan 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar LSTA US Leveraged Loan 100 Index
Accumulated Value		10,000			10,680		11,152		11,617	12,017	12,201	13,064	12,751	14,275	15,782	16,948
Morningstar Bank Loan Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Bank Loan Category
Accumulated Value		10,000			10,660		11,260		11,768	12,122	12,207	13,242	12,878	14,311	15,925	16,982
Morningstar LSTA US Leveraged Loan 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar LSTA US Leveraged Loan 100 Index
Accumulated Value		10,000			10,680		11,152		11,617	12,017	12,201	13,064	12,751	14,275	15,782	16,948
Morningstar Bank Loan Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Bank Loan Category
Accumulated Value		10,000			10,660		11,260		11,768	12,122	12,207	13,242	12,878	14,311	15,925	16,982
Morningstar LSTA US Leveraged Loan 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar LSTA US Leveraged Loan 100 Index
Accumulated Value		100,001			106,802		111,526		116,176	120,172	122,012	130,647	127,518	142,761	157,824	169,488
Morningstar Bank Loan Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Bank Loan Category
Accumulated Value		100,000			106,599		112,597		117,680	121,223	122,065	132,416	128,781	143,106	159,254	169,822
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			10,228		13,267		14,688	17,200	22,226	31,830	24,001	28,549	41,044	53,644
Morningstar Large Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Large Cap Growth Category
Accumulated Value		10,000			10,122		12,959		14,215	16,437	20,709	29,215	21,115	24,233	34,536	43,628
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			10,228		13,267		14,688	17,200	22,226	31,830	24,001	28,549	41,044	53,644
Morningstar Large Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Large Cap Growth Category
Accumulated Value		10,000			10,122		12,959		14,215	16,437	20,709	29,215	21,115	24,233	34,536	43,628
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		100,000			102,282		132,671		146,883	172,004	222,261	318,297	240,007	285,490	410,438	536,443
Morningstar Large Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Large Cap Growth Category
Accumulated Value		100,000			101,218		129,586		142,148	164,370	207,091	292,147	211,154	242,332	345,357	436,280
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA High Yield U.S. Corporates Cash Pay Index
Accumulated Value		10,000			11,010		12,017		12,116	13,129	13,469	14,895	13,209	13,984	16,279	17,602
Morningstar High-Yield Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar High-Yield Bond Category
Accumulated Value		10,000			10,818		11,787		11,906	12,864	13,140	14,581	13,075	13,917	16,084	17,430
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA High Yield U.S. Corporates Cash Pay Index
Accumulated Value		10,000			11,010		12,017		12,116	13,129	13,469	14,895	13,209	13,984	16,279	17,602
Morningstar High-Yield Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar High-Yield Bond Category
Accumulated Value		10,000			10,818		11,787		11,906	12,864	13,140	14,581	13,075	13,917	16,084	17,430
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA High Yield U.S. Corporates Cash Pay Index
Accumulated Value		100,000			110,103		120,166		121,159	131,291	134,689	148,955	132,086	139,843	162,791	176,019
Morningstar High-Yield Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar High-Yield Bond Category
Accumulated Value		100,000			108,184		117,874		119,058	128,640	131,398	145,807	130,748	139,169	160,841	174,303
Morningstar Global Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Global Bond Category
Accumulated Value		10,000			10,613		11,055		10,938	11,554	11,659	11,770	9,659	10,007	11,065	11,939
Bloomberg Global Aggregate ex USD Hedged Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate ex USD Hedged Index
Accumulated Value		10,000			10,573		10,711		10,923	12,003	12,331	12,175	11,076	11,347	12,400	12,956
Morningstar Global Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Global Bond Category
Accumulated Value		10,000			10,613		11,055		10,938	11,554	11,659	11,770	9,659	10,007	11,065	11,939
Bloomberg Global Aggregate ex USD Hedged Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate ex USD Hedged Index
Accumulated Value		10,000			10,573		10,711		10,923	12,003	12,331	12,175	11,076	11,347	12,400	12,956
Morningstar Global Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Global Bond Category
Accumulated Value		100,000			106,125		110,545		109,380	115,542	116,594	117,700	96,594	100,069	110,645	119,392
Bloomberg Global Aggregate ex USD Hedged Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate ex USD Hedged Index
Accumulated Value		100,000			105,731		107,114		109,236	120,032	123,310	121,751	110,767	113,475	124,000	129,566
Morningstar Foreign Large Value Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Foreign Large Value Category
Accumulated Value		10,000			9,976		12,237		11,321	12,181	10,908	14,944	12,291	14,364	17,530	22,417
Morningstar Foreign Large Value Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Foreign Large Value Category
Accumulated Value		10,000			9,976		12,237		11,321	12,181	10,908	14,944	12,291	14,364	17,530	22,417
Morningstar Foreign Large Value Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Foreign Large Value Category
Accumulated Value		100,000			99,763		122,370		113,206	121,809	109,081	149,442	122,910	143,641	175,302	224,166
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			10,637		12,528		12,909	14,356	13,270	19,077	17,742	17,765	23,269	25,863
Morningstar Large Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Large Cap Value Category
Accumulated Value		10,000			10,512		12,696		13,217	14,297	14,446	20,873	20,094	20,379	26,632	29,665
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			10,637		12,528		12,909	14,356	13,270	19,077	17,742	17,765	23,269	25,863
Morningstar Large Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Large Cap Value Category
Accumulated Value		10,000			10,512		12,696		13,217	14,297	14,446	20,873	20,094	20,379	26,632	29,665
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000			104,509		129,207		138,699	158,569	173,967	248,623	212,297	233,830	322,725	391,957
Morningstar Large Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Large Cap Value Category
Accumulated Value		100,000			105,117		126,958		132,174	142,967	144,461	208,734	200,935	203,793	266,320	296,645
Morningstar Nontraditional Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Nontraditional Bond Category
Accumulated Value		10,000			10,499		11,096		11,242	11,840	12,117	12,859	11,917	12,519	14,011	14,976
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value [Line Items]
Line Graph and Table Measure Name				BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Accumulated Value		10,000			10,319		10,703		11,204	11,809	12,285	12,647	13,126	14,150	15,341	16,466
Morningstar Nontraditional Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Nontraditional Bond Category
Accumulated Value		10,000			10,499		11,096		11,242	11,840	12,117	12,859	11,917	12,519	14,011	14,976
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value [Line Items]
Line Graph and Table Measure Name				BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Accumulated Value		10,000			10,319		10,703		11,204	11,809	12,285	12,647	13,126	14,150	15,341	16,466
Morningstar Nontraditional Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Nontraditional Bond Category
Accumulated Value		100,000			104,989		110,961		112,419	118,399	121,166	128,594	119,167	125,186	140,113	149,764
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value [Line Items]
Line Graph and Table Measure Name				BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Accumulated Value		100,000			103,190		107,030		112,036	118,090	122,848	126,465	131,255	141,499	153,409	164,654
Morningstar Event Driven Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Event Driven Category
Accumulated Value		10,000			10,329		11,143		11,517	12,382	12,880	14,353	14,258	14,712	15,912	17,457
Credit Suisse Merger Arb Liquidity Beta Index
Account Value [Line Items]
Line Graph and Table Measure Name				Credit Suisse Merger Arb Liquidity Beta Index
Accumulated Value		10,000			9,700		10,548		10,794	11,345	11,416	12,552	12,614	13,343	13,885	15,603
Morningstar Event Driven Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Event Driven Category
Accumulated Value		10,000			10,329		11,143		11,517	12,382	12,880	14,353	14,258	14,712	15,912	17,457
Credit Suisse Merger Arb Liquidity Beta Index
Account Value [Line Items]
Line Graph and Table Measure Name				Credit Suisse Merger Arb Liquidity Beta Index
Accumulated Value		10,000			9,700		10,548		10,794	11,345	11,416	12,552	12,614	13,343	13,885	15,603
Morningstar Event Driven Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Event Driven Category
Accumulated Value		100,000			103,287		111,426		115,173	123,821	128,803	143,527	142,577	147,116	159,117	174,574
Credit Suisse Merger Arb Liquidity Beta Index
Account Value [Line Items]
Line Graph and Table Measure Name				Credit Suisse Merger Arb Liquidity Beta Index
Accumulated Value		100,001			97,002		105,475		107,934	113,450	114,156	125,516	126,138	133,430	138,850	156,025
Dow Jones US Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones US Real Estate Index
Accumulated Value		10,000			10,649		11,632		11,835	14,758	12,587	18,150	14,349	13,326	17,897	17,750
Morningstar Real Estate Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Real Estate Category
Accumulated Value		10,000			10,643		11,376		11,528	14,352	11,925	17,806	14,210	13,361	17,927	17,577
Dow Jones Global Select REIT Total Return Net Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Global Select REIT Total Return Net Index
Accumulated Value		10,000			10,182		10,501		10,643	12,775	9,420	13,895	10,768	10,024	12,952	13,227
Dow Jones US Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones US Real Estate Index
Accumulated Value		10,000			10,649		11,632		11,835	14,758	12,587	18,150	14,349	13,326	17,897	17,750
Morningstar Real Estate Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Real Estate Category
Accumulated Value		10,000			10,643		11,376		11,528	14,352	11,925	17,806	14,210	13,361	17,927	17,577
Dow Jones Global Select REIT Total Return Net Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Global Select REIT Total Return Net Index
Accumulated Value		10,000			10,182		10,501		10,643	12,775	9,420	13,895	10,768	10,024	12,952	13,227
Dow Jones US Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones US Real Estate Index
Accumulated Value		100,000			106,496		116,322		118,350	147,588	125,872	181,506	143,495	133,269	178,977	177,506
Morningstar Real Estate Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Real Estate Category
Accumulated Value		100,000			106,427		113,755		115,276	143,518	119,254	178,060	142,099	133,609	179,274	175,772
Dow Jones Global Select REIT Total Return Net Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Global Select REIT Total Return Net Index
Accumulated Value		100,000			101,822		105,011		106,426	127,749	94,196	138,950	107,676	100,235	129,517	132,271
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			9,951		13,036		13,574	14,443	16,374	22,670	16,771	15,492	21,144	25,121
Morningstar Small Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Small Cap Growth Category
Accumulated Value		10,000			10,180		13,281		14,510	15,663	18,553	27,186	19,818	18,627	25,183	28,353
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			9,951		13,036		13,574	14,443	16,374	22,670	16,771	15,492	21,144	25,121
Morningstar Small Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Small Cap Growth Category
Accumulated Value		10,000			10,180		13,281		14,510	15,663	18,553	27,186	19,818	18,627	25,183	28,353
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		100,000			99,511		130,356		135,742	144,431	163,738	226,702	167,708	154,916	211,445	251,213
Morningstar Small Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Small Cap Growth Category
Accumulated Value		100,000			101,795		132,814		145,098	156,626	185,532	271,864	198,183	186,274	251,827	283,533
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			10,881		13,581		13,500	13,935	11,995	19,708	17,594	15,847	20,881	22,943
Morningstar Small Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Small Cap Value Category
Accumulated Value		10,000			10,643		13,275		13,112	13,448	13,499	22,289	20,854	20,362	26,123	27,674
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			10,881		13,581		13,500	13,935	11,995	19,708	17,594	15,847	20,881	22,943
Morningstar Small Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Small Cap Value Category
Accumulated Value		10,000			10,643		13,275		13,112	13,448	13,499	22,289	20,854	20,362	26,123	27,674
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000			104,509		129,207		138,699	158,569	173,967	248,623	212,297	233,830	322,725	391,957
Morningstar Small Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Small Cap Value Category
Accumulated Value		$ 100,000			$ 106,429		$ 132,752		$ 131,116	$ 134,480	$ 134,992	$ 222,886	$ 208,539	$ 203,618	$ 261,234	$ 276,736
Morningstar Global Moderately Conservative Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Global Moderately Conservative Allocation Category
Accumulated Value	10,000		9,667			11,503		12,854
Morningstar Global Moderately Conservative Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Global Moderately Conservative Allocation Category
Accumulated Value	10,000		9,667			11,503		12,854
Morningstar Global Moderately Conservative Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Global Moderately Conservative Allocation Category
Accumulated Value	$ 100,000		$ 96,671			$ 115,028		$ 128,536